Guarantees, Commitments, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Guarantees Commitments And Contingencies [Abstract]
Summary of Companys purchase obligations of future period	The Company has purchase obligations over the next three years as follows:

2025	$539

2026	5

2027	1